Financial Assets at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Schedule of Financial assets at amortized cost
Items	December 31, 2022	December 31, 2021
Current items:
Time deposits	$6,871,187	$9,008,499

Non-current items:
Time deposits	$—	$50,578

Schedule of profit or loss in relation to financial assets at amortized cost
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Interest income	$31,604	$12,810	$20,603